Accrued Expenses	12 Months Ended
Dec. 31, 2022
Accrued Expenses
Accrued Expenses

4. Accrued Expenses

Accrued expenses consisted primarily of accrued professional fees and employee compensation costs at December 31, 2022. Accrued expenses consisted of accrued employee compensation costs at December 31, 2021.